Cover	Oct. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2024
Entity File Number	001-38362
Entity Registrant Name	ProLung, Inc.
Entity Central Index Key	0001541884
Entity Tax Identification Number	20-1922768
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	350 W. 800 N.
Entity Address, Address Line Two	Suite 214
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84103
City Area Code	(801)
Local Phone Number	736-0729
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common